Segment Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) segment client	Sep. 30, 2019 USD ($) client
Segment Information
Number of segments | segment	1
Revenue	$ 8,101	$ 20,876
Number of clients representing 10% or more of the company's total revenue | client	0	0
Revenue recognized at a point in time
Segment Information
Revenue	$ 6,113	$ 18,655
Revenue recognized over time
Segment Information
Revenue	1,988	2,221
Product
Segment Information
Revenue	6,113	18,655
Service
Segment Information
Revenue	1,988	2,221
Americas
Segment Information
Revenue	3,334	13,412
Americas | Product
Segment Information
Revenue	2,372	11,561
Americas | Service
Segment Information
Revenue	962	1,851
EMEA
Segment Information
Revenue	3,299	6,250
EMEA | Product
Segment Information
Revenue	2,411	5,909
EMEA | Service
Segment Information
Revenue	888	341
APAC
Segment Information
Revenue	1,468	1,214
APAC | Product
Segment Information
Revenue	1,330	1,185
APAC | Service
Segment Information
Revenue	$ 138	$ 29